Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended Dec. 31, 2012			For the year ended Dec. 31, 2011			For the year ended Dec. 31, 2010
	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)

Effect of dilutive securities:
Stock options only in the money		-			-			-

Diluted EPS
Income (Loss) available to common shareholders, including assumed Conversions	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)	(12,717,105)	13,008,401	(0.98)